SHAREHOLDERS' EQUITY (DEFICIT) - Disclosure of composition of share capital (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Number of shares issued	5,894,812	3,085,452
Number of shares outstanding	5,894,812	3,085,452	2,232,359	1,261,590